Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Emerging Asia Fund	Dec. 30, 2024
Fidelity Emerging Asia Fund | Return Before Taxes
Average Annual Return:
Past 1 year	13.58%
Past 5 years	8.58%
Past 10 years	6.91%
Fidelity Emerging Asia Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	13.78%
Past 5 years	6.91%
Past 10 years	6.00%
Fidelity Emerging Asia Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	8.27%
Past 5 years	7.04%
Past 10 years	5.77%
MS591
Average Annual Return:
Past 1 year	5.97%
Past 5 years	3.68%
Past 10 years	3.86%